Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	1.11471%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$575,956.50

Principal:
Principal Collections	$9,862,390.86
Prepayments in Full	$4,558,900.80
Liquidation Proceeds	$40,226.48
Recoveries	$17,382.65
Sub Total	$14,478,900.79
Collections	$15,054,857.29

Purchase Amounts:
Purchase Amounts Related to Principal	$146,013.56
Purchase Amounts Related to Interest	$279.19
Sub Total	$146,292.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,201,150.04

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,201,150.04
Servicing Fee	$197,999.43	$197,999.43	$0.00	$0.00	$15,003,150.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,003,150.61
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,003,150.61
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,003,150.61
Interest - Class A-3 Notes	$76,599.19	$76,599.19	$0.00	$0.00	$14,926,551.42
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$14,730,514.09
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,730,514.09
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$14,667,354.09
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,667,354.09
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$14,622,075.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,622,075.09
Regular Principal Payment	$13,263,914.86	$13,263,914.86	$0.00	$0.00	$1,358,160.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,358,160.23
Residual Released to Depositor	$0.00	$1,358,160.23	$0.00	$0.00	$0.00
Total		$15,201,150.04

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,263,914.86
Total					$13,263,914.86

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,263,914.86	$38.33	$76,599.19	$0.22	$13,340,514.05	$38.55
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$13,263,914.86	$12.60	$381,075.52	$0.36	$13,644,990.38	$12.96

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$41,219,297.34	0.1191103	$27,955,382.48	0.0807819
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$198,879,297.34	0.1889159	$185,615,382.48	0.1763165

Pool Information
Weighted Average APR	2.971%	2.968%
Weighted Average Remaining Term	27.80	27.00
Number of Receivables Outstanding	17,255	16,734
Pool Balance	$237,599,319.17	$222,949,262.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$220,866,786.92	$207,383,121.20
Pool Factor	0.2080433	0.1952156

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$15,566,140.81
Targeted Overcollateralization Amount	$37,333,879.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,333,879.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		34	$42,525.46
(Recoveries)		63	$17,382.65
Net Loss for Current Collection Period			$25,142.81
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1270%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4519%
Second Prior Collection Period			0.1275%
Prior Collection Period			-0.0292%
Current Collection Period			0.1310%
Four Month Average (Current and Prior Three Collection Periods)			0.1703%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,920	$7,957,264.10
(Cumulative Recoveries)			$2,307,478.02
Cumulative Net Loss for All Collection Periods			$5,649,786.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4947%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,144.41
Average Net Loss for Receivables that have experienced a Realized Loss			$2,942.60

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.44%	165	$3,199,588.65
61-90 Days Delinquent	0.28%	33	$620,220.83
91-120 Days Delinquent	0.01%	2	$19,142.06
Over 120 Days Delinquent	0.13%	14	$291,846.53
Total Delinquent Receivables	1.85%	214	$4,130,798.07

Repossession Inventory:
Repossessed in the Current Collection Period		9	$202,658.53
Total Repossessed Inventory		12	$291,121.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1971%
Prior Collection Period			0.2086%
Current Collection Period			0.2928%
Three Month Average			0.2328%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4177%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	36

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	49	$929,661.84
2 Months Extended	62	$1,178,006.26
3+ Months Extended	6	$109,229.80

Total Receivables Extended	117	$2,216,897.90

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer